Additional Information on the Nature of Comprehensive Income (Loss) Components	12 Months Ended
Dec. 31, 2023
Additional Information on the Nature of Comprehensive Income (Loss) Components [Abstract]
Additional information on the nature of comprehensive income (loss) components
20.	Additional information on the nature of comprehensive income (loss) components

	Year Ended December 31,
	2023	2022	2021
Expenses for employee benefits
Operating and maintenance costs	$737,354	$444,400	$384,427
Professional fees	187,913	307,534	91,249
Salaries	840,650	833,717	144,231
Share based compensation	1,620,777	3,296,238	7,804,271
	$3,386,694	$4,881,889	$8,424,178
Net financial expenses
Interest on loans	$228,374	$238,204	$96,134
Interest from promissory note receivable	(66,000)	-	-
Interest on lease liabilities	92,860	58,014	236,680
Accretion on PPA liability	(213,100)	-	-
	$42,134	$296,218	$332,814